United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/05
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 3, 2006
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $275,089
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
BERKLEY WR CORP          COM       084423102    6,489,000  136,261.00 X                                18,583   64,414   53,264
CARDINAL HEALTH          COM       14149Y108   17,761,000  258,336.00 X                                36,960  128,972   92,404
CHOICEPOINT              COM       170388102   27,489,000  617,590.00 X                                87,595  304,940  225,055
CINTAS CORP.             COM       172908105   21,222,000  515,956.00 X                                75,515  249,482  190,959
EBAY                     COM       278642103   20,120,000  465,525.00 X                                67,410  231,010  167,105
EXPRESS SCRIPTS          COM       302182100   19,436,000  231,922.00 X                                33,010  116,161   82,751
GETTY IMAGES INC         COM       374276103   13,561,000  151,906.00 X                                22,560   75,630   53,716
INTERCONTINENTAL EXCHANG COM       45865V100    8,416,000  231,500.00 X                                33,000  114,075   84,425
INTL SPEEDWAY CORP A     COM       460335201   11,010,000  228,935.00 X                                31,450  117,519   79,966
IRON MOUNTAIN            COM       462846106   11,166,000  264,470.00 X                                38,832  133,815   91,823
KOHLS CORP               COM       500255104   12,417,000  255,475.00 X                                36,885  127,250   91,340
LAUREATE EDUCATION INC   COM       518613104   13,512,000  257,315.00 X                                37,915  126,980   92,420
LINCARE HOLDINGS         COM       532791100    6,596,000  157,381.00 X                                18,585   82,465   56,331
MOHAWK CORP              COM       608190104   12,104,000  139,157.00 X                                21,242   69,355   48,560
NATL MEDICAL HLTH CARD   COM       636918302    6,084,000  223,640.00 X                                34,549  108,891   80,200
NAVIGATORS GROUP INC.    COM       638904102    9,793,000  224,539.00 X                                20,560  120,494   83,485
STRAYER EDUCATION        COM       863236105   19,006,000  202,837.00 X                                29,935   99,028   73,874
WASHINGTON POST B        COM       939640108    5,142,000    6,722.00 X                                   789    3,544    2,389
ZEBRA TECHNOLOGIES       COM       989207105   27,196,000  634,667.00 X                                94,771  308,791  231,105
LARGE CAP VALUE INDEX    MF        464287408    1,476,000   22,686.00 X                                         18,861    3,825
MSCI EAFI INDEX          MF        464287465    1,100,000   18,500.00 X                                         13,750    4,750
S&P 500 INDEX            MF        464287200    2,045,000   16,400.00 X                                         13,250    3,150
S&P MIDCAP 400 INDEX     MF        464287507    1,434,000   19,417.00 X                                         15,667    3,750
TWEEDY BROWN GLBL VAL    MF        901165100      514,000   19,446.00 X                                         18,909      537
TOTAL COMMON STOCK                            268,520,000
TOTAL MUTUAL FUNDS                              6,569,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              275,089,000

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